Fees Summary	Jul. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 410,000
Previously Paid Amount	0.00
Total Fee Amount	62.77
Total Offset Amount	0.00
Net Fee	62.77
Narrative - Max Aggregate Offering Price	$ 410,000
Final Prospectus	true